STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS' EQUITY
5. STOCKHOLDERS’ EQUITY
Common Stock
In April 2024, the Company entered into a securities purchase agreement (the “JJDC Securities Purchase Agreement”) with Johnson & Johnson Innovation - JJDC, Inc. (“JJDC”), pursuant to which the Company sold to JJDC, in an unregistered offering, 454,545 shares of its common stock, at a price of $14.56 per share, which represented a 10% premium on the Company’s closing stock price on April 9, 2024, for aggregate gross proceeds of approximately $6.6 million, before deducting offering expenses.
The Company had 200,000,000 shares of common stock authorized as of March 31, 2026 and December 31, 2025, of which 5,290,236 and 5,283,321 shares were issued and outstanding as of March 31, 2026 and December 31, 2025, respectively.
Preferred Stock
The Company had 50,000,000 shares of preferred stock authorized as of March 31, 2026 and December 31, 2025, of which no shares were issued or outstanding as of March 31, 2026 and December 31, 2025.
Pre-Funded
Warrants
In connection with a
follow-on
offering, the Company entered into an agreement with certain investors to issue pre-funded
warrants in lieu of common stock to purchase up to an aggregate of 416,673 shares of common stock at a price of $47.9992, which represents the per share public offering price of the November 2022 follow-on
offering for common stock less a $0.0008 per share exercise price for each pre-funded
warrant.
The Company may not effect the exercise of any
pre-funded
warrant, and a holder will not be entitled to exercise any portion of any pre-funded
warrant if, upon giving effect to such exercise, the aggregate number of shares of common stock beneficially owned by the holder (together with its affiliates) would exceed 9.99% of the number of shares of common stock outstanding immediately after giving effect to the exercise, which percentage may be increased or decreased at the holder’s election upon 61 days’ notice to the Company subject to the terms of such pre-funded
warrants, provided that such percentage may in no event exceed 19.99%.
The Company’s
pre-funded
warrant is a freestanding instrument that does not meet the definition of a liability pursuant to ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”)
,
and does not meet the definition of a derivative pursuant to ASC 815,
Derivatives and Hedging
(“ASC 815”). The
pre-funded
warrant is indexed to the Company’s common stock and meets all other conditions for equity classification under ASC 480 and ASC 815.

Accordingly, the
pre-funded
warrant was classified as equity and accounted for as a component of additional paid-in
capital at the time of issuance. All of the
pre-funded
warrants related to the November 2022
follow-on
offering remain outstanding and unexercised as of March 31, 2026.
Share-based Compensation
Share-based compensation is comprised of the Company’s stock options, restricted stock awards, restricted stock units and shares issued pursuant to the employee stock purchase plan, and is classified in the condensed consolidated statements of operations and comprehensive loss for the three months ended March 31, 2026 and 2025 was as follows:

	FOR THE THREE MONTHS ENDED MARCH 31,
(in thousands)	2026	2025
Research and development	$184	$810
General and administrative	429	1,069

	$613	$1,879

2021 Equity Incentive Plan
In 2021, the board of directors adopted the Rallybio Corporation 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan initially reserved 680,043 shares of the Company’s common stock that have been issued in respect of outstanding equity awards granted prior to the Company’s initial public offering (“IPO”), and for future issuances of shares to employees, directors and consultants in the form of stock options, SARs, restricted and unrestricted stock and stock units, performance awards and other awards that are convertible into or otherwise based on the Company’s common stock. Dividend equivalents may also be provided in connection with awards under the 2021 Plan. The share pool will automatically increase on January 1st of each year until 2031, by the lesser of (i) five percent of the number of shares of the Company’s common stock outstanding as of such date and (ii) the number of shares of the Company’s common stock determined by the board of directors on or prior to such date. On January 1, 2026 and January 1, 2025, the 2021 Plan share pool was automatically increased by 264,166 and 259,438 shares, respectively. As of March 31, 2026, the total number of shares of the Company’s common stock that were issuable under the 2021 Plan was 1,514,824 shares, of which 834,331 shares remained available for future issuance.
The following table summarizes stock option activity for the three months ended March 31, 2026:

Stock Options	Number of Option Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding stock options at December 31, 2025	628,280	$43.42	7.6	$89
Granted	32,360	$4.45
Forfeited	(11,404)	$15.70
Expired	(1,281)	$88.75
Exercised	(561)	$6.08

Outstanding stock options at March 31, 2026	647,394	$41.90	6.2	$749

Exercisable stock options at March 31, 2026	427,642	$56.52	5.6	$180

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the Company’s common stock. Stock options outstanding with an exercise price below the closing price as of March 31, 2026 had an intrinsic value of approximately $749 thousand. Stock options outstanding and exercisable with an exercise price below the closing price as of March 31, 2026 had an intrinsic value of $180 thousand. These values are based on a common stock fair value of $8.97 per share, which was the closing price of the Company’s common stock on March 31, 2026. Using the Black-Scholes option pricing model, the weighted-average grant date fair value of stock options granted during the three months ended March 31, 2026 and 2025 was $3.60 per share and $5.36 per share, respectively. As of March 31, 2026, there was unrecognized share-based compensation expense related to nonvested stock options of $2.2 million, which the Company expects to recognize over a weighted-average period of approximately 1.6 years. As of March 31, 2026, in connection with the consummation of the now-terminated
proposed Merger, all nonvested stock options were expected to vest and the remaining expense would have been recognized.
The fair value of the stock options granted during the three months ended March 31, 2026 and 2025 was determined using the Black-Scholes option pricing model with the following assumptions:

	FOR THE THREE MONTHS ENDED MARCH 31,
	2026	2025
Expected volatility	109.21%	91.88%–119.61%
Expected term (years)	5.25	5.27–6.02
Risk free interest rate	3.68%	4.36%–4.39%
Expected dividend yield	—	—
Exercise price	$4.45	$6.08–$7.60
A summary of the status of the Company’s nonvested restricted common stock units at March 31, 2026 and changes during the three months ended March 31, 2026 was as follows:

Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value Per Share
Nonvested restricted stock units at December 31, 2025	38,603	$9.60
Granted	5,000	$4.45
Forfeited	(4,150)	$2.40
Vested	(6,354)	$7.79

Nonvested restricted stock units at March 31, 2026	33,099	$10.07

As of March 31, 2026, there was unrecognized share-based compensation expense related to nonvested restricted stock units of $0.2 million, which the Company expects to recognize over a weighted-average period of approximately 2.0 years. As of March 31, 2026, in connection with the consummation of the now-terminated
proposed Merger, all nonvested restricted stock units were expected to vest and the remaining expense would have been recognized.
2021 Employee Stock Purchase Plan
In connection with the Company’s IPO, the board of directors adopted the Rallybio Corporation 2021 Employee Stock Purchase Plan (the “2021 ESPP”), which initially reserved 36,415 shares of the Company’s common stock for future issuances under this plan. The share pool will automatically increase on January 1st of each year from 2022 to 2031, by the lesser of (i) one percent of the number of shares of the Company’s common stock outstanding as of such date, (ii) 72,831 shares of the Company’s common stock and (iii) the number of shares of the Company’s common stock determined by the board of directors on or prior to such date. The 2021 ESPP share pool did not increase on January 1, 2026 or January 1, 2025. As of March 31, 2026, the total number of shares of the Company’s common stock available for future issuance under the 2021 ESPP was 94,281 shares. During the three months ended March 31, 2026 and 2025, the Company did not issue any of the Company’s common stock under the 2021 ESPP.

The 2021 ESPP allows eligible participants to purchase shares of the Company’s common stock through authorized payroll deductions. The purchase price of the shares will not be less than 85% of the lower of the fair market value of the Company’s common stock on the first day of an offering or on the date of the purchase.

7. STOCKHOLDERS’ EQUITY
Common Stock
In April 2024, the Company entered into the JJDC Securities Purchase Agreement, pursuant to which the Company sold to JJDC, in an unregistered offering, 454,545 shares of its common stock, at a price of $14.56 per share, which represents a 10% premium on the Company’s closing stock price on April 9, 2024, for aggregate gross proceeds of approximately $6.6 million, before deducting offering expenses.
The Company had 200,000,000 shares of common stock authorized as of December 31, 2025 and 2024, of which 5,283,321 and 5,188,743 shares were issued and outstanding as of December 31, 2025 and 2024, respectively.
Preferred Stock
The Company had 50,000,000 shares of preferred stock authorized as of December 31, 2025 and 2024, of which no shares were outstanding as of December 31, 2025 and 2024.
Pre-Funded
Warrants
In connection with the November 2022
follow-on
offering, the Company entered into an agreement with certain investors for pre-funded
warrants in lieu of common stock to purchase up to an aggregate of 416,673 shares of common stock at a price of $47.9992, which represents the per share public offering price at the November 2022 follow-on
offering for common stock less a $0.0008 per share exercise price for each pre-funded
warrant.
The Company may not effect the exercise of any
pre-funded
warrant, and a holder will not be entitled to exercise any portion of any pre-funded
warrant if, upon giving effect to such exercise, the aggregate number of shares of common stock beneficially owned by the holder (together with its affiliates) would exceed 9.99% of the number of shares of common stock outstanding immediately after giving effect to the exercise, which percentage may be increased or decreased at the holder’s election upon 61 days’ notice to the Company subject to the terms of such pre-funded
warrants, provided that such percentage may in no event exceed 19.99%.
The Company’s
pre-funded
warrant is a freestanding instrument that does not meet the definition of a liability pursuant to ASC 480 and does not meet the definition of a derivative pursuant to ASC 815. The pre-funded
warrant

is indexed to the Company’s common stock and meets all other conditions for equity classification under ASC 480 and ASC 815. Accordingly, the pre-funded
warrant was classified as equity and accounted for as a component of additional paid-in
capital at the time of issuance. All of the
pre-funded
warrants related to our November 2022
follow-on
offering remain outstanding and unexercised as of December 31, 2025.
Share-based Compensation
Share-based compensation is comprised of the Company’s stock options, restricted stock awards, restricted stock units and shares issued pursuant to the employee stock purchase plan, and is classified in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2025 and 2024 and was as follows:

	FOR THE YEAR ENDED DECEMBER 31,
(in thousands)	2025	2024
Research and development	$2,250	$3,269
General and administrative	3,064	4,724

	$5,314	$7,993

2021 Equity Incentive Plan
In 2021, the board of directors adopted the Rallybio Corporation 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan initially reserved 680,043 shares of the Company’s common stock that have been issued in respect of outstanding equity awards granted prior to the registrant’s IPO and for future issuances of shares to employees, directors and consultants in the form of stock options, SARs, restricted and unrestricted stock and stock units, performance awards and other awards that are convertible into or otherwise based on the Company’s common stock. Dividend equivalents may also be provided in connection with awards under the 2021 Plan. The share pool will automatically increase on January 1st of each year until 2031 by the lesser, of (i) five percent of the number of shares of the Company’s common stock outstanding as of such date and (ii) the number of shares of the Company’s common stock determined by the board of directors on or prior to such date. On January 1, 2025 and January 1, 2024, the 2021 Plan share pool was automatically increased by 259,438 and 236,434 shares, respectively. As of December 31, 2025, the total number of shares of the Company’s common stock that were issuable under the 2021 Plan was 1,257,573 shares, of which 590,690 shares remained available for future issuance.
The following table summarizes stock option activity for the year ended December 31, 2025:

Stock Options	Number of Option Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding stock options at December 31, 2024	529,342	$62.83	7.8	$—
Granted	224,179	$5.87
Forfeited	(51,758)	$32.54
Expired	(73,483)	$76.34
Exercised	—	$—

Outstanding at December 31, 2025	628,280	$43.42	7.6	$89

Exercisable stock options at December 31, 2025	399,047	$58.72	7.1	$—

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the Company’s common stock. Stock options outstanding with an exercise price below the closing price as of December 31, 2025 had an intrinsic value of approximately $89 thousand based on a common stock fair value of $5.49 per share, which was the closing price of the Company’s common stock on

December 31, 2025. Stock options outstanding and exercisable with an exercise price above the closing price as of December 31, 2025 are considered to have no
intrinsic value. Using the Black-Scholes option pricing model, the weighted-average grant date fair value of stock options granted during the years ended December 31, 2025 and 2024 was $4.92 per share and $11.78 per share, respectively. As of December 31, 2025, there was unrecognized share-based compensation expense related to nonvested stock options of $2.8 million, which the Company expects to recognize over a weighted-average period of approximately 1.9 years.
The fair value of the stock options granted during the years ended December 31, 2025 and 2024 was determined using the Black-Scholes option pricing model with the following assumptions:

FOR THE YEAR ENDED DECEMBER 31,
	2025	2024
Expected volatility	91.88% - 119.61%	89.41% - 94.48%
Expected term (years)	5.27 - 6.02	5.50 - 6.02
Risk free interest rate	4.03% - 4.39%	3.93% - 4.35%
Expected dividend yield	—	—
Exercise price	$2.38 - $7.60	$14.88 - $19.20
A summary of the status of the Company’s nonvested restricted common stock awards at December 31, 2025 and changes during the year ended December 31, 2025 was as follows:

Restricted Stock Awards	Shares	Weighted- Average Grant Date Fair Value Per Share
Nonvested restricted common stock awards at December 31, 2024	2,687	$31.76
Granted	—	$—
Vested	(2,687)	$31.76
Forfeited	—	$—

Nonvested restricted common stock awards at December 31, 2025	—	$—

As of December 31, 2025, there was no unrecognized share-based compensation expense related to nonvested restricted common stock awards.
A summary of the status of the Company’s nonvested restricted common stock units at December 31, 2025 and changes during the year ended December 31, 2025 was as follows:

Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value Per Share
Nonvested restricted common stock units at December 31, 2024	133,069	$18.89
Granted	59,500	$5.96
Forfeited	(66,646)	$12.34
Vested	(87,320)	$19.18

Nonvested restricted common stock units at December 31, 2025	38,603	$9.60

As of December 31, 2025, there was unrecognized share-based compensation expense related to nonvested restricted common stock units of $0.3 million, which the Company expects to recognize over a weighted-average period of approximately 2.4 years.
2021 Employee Stock Purchase Plan
In connection with the Company’s IPO, the board of directors adopted the Rallybio Corporation 2021 Employee Stock Purchase Plan (the “2021 ESPP”), which initially reserved 36,415 shares of the Company’s common stock for future issuances under this plan. The share pool will automatically increase on January 1st of each year from 2022 to 2031 by the lesser of (i) one percent of the number of shares of the Company’s common stock outstanding as of such date (ii) 72,831 shares of the Company’s common stock, and (iii) the number of shares of the Company’s common stock determined by the board of directors on or prior to such date. The 2021 ESPP share pool did not increase on January 1, 2025 or January 1, 2024. As of December 31, 2025, the total number of shares of the Company’s common stock available for future issuance under the 2021 ESPP was 94,281 shares. During the years ended December 31, 2025 and 2024, the Company issued 7,258 and 7,603 shares, respectively, of the Company’s common stock under the 2021 ESPP.
The 2021 ESPP allows eligible participants to purchase shares of the Company’s common stock through authorized payroll deductions. The purchase price of the shares will not be less than 85% of the lower of the fair market value the Company’s common stock on the first day of an offering or on the date of the purchase.
For the years ended December 31, 2025 and 2024, the total share-based compensation for the 2021 ESPP was $16 thousand and $0.1 million, respectively.